Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2012
Huntington Technical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Huntington Technical Opportunities Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of principal with production of income as a secondary goal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 78 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 241% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	241.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 78 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment objective is to seek long-term growth of principal with production of income as a secondary goal. The Advisor normally implements its strategy by using technical analysis (analyzing and examining past price movements to anticipate or forecast future price movements) and fundamental analytical techniques as the primary means to evaluate the securities in which the Fund invests. The Fund pursues its objective by searching and evaluating global investment opportunities in both equity and debt securities, as well as underlying ETFs that invest in the relevant asset classes.

In managing the Fund’s portfolio, the Advisor will employ technical analysis to determine the “long-term trend” of a security and to time the purchase or sale of a security.

The Fund will invest in securities when the Advisor’s technical models indicate that such securities have significant potential to outperform the Fund’s benchmark index, the MSCI All Country World Index (“MSCI ACWI”). Likewise, the Fund will sell interests or reduce investment exposure in certain securities when the Advisor’s technical models indicate that such securities have significant potential to underperform the Fund’s benchmark index. In connection with this strategy, the Fund may invest in the securities of companies with small market capitalizations (that is, companies with a market capitalization of $500 million or less), to the extent that such companies are within the MSCI ACWI.

The Fund uses technical analysis to allocate its portfolio holdings among the following securities and related derivative contracts:
  Underlying ETFs (including “Ultrashort” ETFs);
  U.S. and international stock investments;
  Investment-grade debt obligations of U.S. and international corporations;
  Fixed income securities, such as Quality Government Securities; and
  Put and call options on individual equities, fixed income securities and exchange traded funds, currency derivative contracts and cash and market indices.
Under ordinary market conditions, the Fund may invest in underlying ETFs to gain exposure to domestic and international equity indices, equity sectors and industry sectors. The Fund may also invest directly in U.S. and international individual common stocks. The Fund may seek exposure to equity securities of companies of any size, including small, high growth companies. The Fund may also invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Advisor may also invest in “Ultrashort” ETFs in order to take advantage of an anticipated decline in the price of one or more specified underlying indexes, or to hedge against such indexes’ price volatility. If an Ultrashort ETF is successful in meeting its objective, its value (before fees and expenses) should gain approximately twice as much, on a percentage basis, as any decrease in the corresponding index and, conversely, its value should lose approximately twice as much, on a percentage basis, as any increase in the corresponding index when the index rises on a given day.

The Fund seeks exposure through underlying ETFs, or directly, to fixed income securities that are: (i) rated investment-grade or better by a Nationally Recognized Statistical Ratings Organization (“NRSRO”); or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currency securities or types of securities in which the Fund (or underlying ETFs) may invest directly.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

		The Fund may engage in active and frequent trading of securities to pursue its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and a failure to achieve a high correlation may prevent the Fund from achieving its investment objective.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Early Close/Trading Halt Risk. Due to the ability of an exchange or other securities market to close early, or to halt or restrict trading on specific securities, the Fund may not be able to rebalance its portfolio, or accurately price its investments, and may incur substantial trading losses.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

		Ultrashort ETFs Risk. The use of aggressive investment techniques by Ultrashort ETFs exposes the Fund to losses exceeding the amounts invested by the Fund and also exposes the Fund to other risks which are different from, and possibly greater than, the risks associated with investing directly in securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.huntingtonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 2009 13.95% Worst Quarter Q3 2011 -17.65%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table shows the Fund’s average annual total returns for periods ended December 31, 2011.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return Table (for the periods ended December 31, 2011)
Huntington Technical Opportunities Fund | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	1.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
1 Year	rr_ExpenseExampleYear01	242
3 Years	rr_ExpenseExampleYear03	745
5 Years	rr_ExpenseExampleYear05	1,275
10 Years	rr_ExpenseExampleYear10	2,726
2009	rr_AnnualReturn2009	16.91%
2010	rr_AnnualReturn2010	7.72%
2011	rr_AnnualReturn2011	(12.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.65%)
1 Year	rr_AverageAnnualReturnYear01	(12.47%)
Since Class Inception	rr_AverageAnnualReturnSinceInception	(8.19%)
Huntington Technical Opportunities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	1.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,256
5 Years	rr_ExpenseExampleYear05	1,809
10 Years	rr_ExpenseExampleYear10	3,307
1 Year	rr_AverageAnnualReturnYear01	(16.92%)	[1]
Since Class Inception	rr_AverageAnnualReturnSinceInception	(9.68%)	[1]
Returns after taxes on distributions | Huntington Technical Opportunities Fund | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.47%)	[2]
Since Class Inception	rr_AverageAnnualReturnSinceInception	(8.24%)	[2]
Returns after taxes on distributions and sales of Trust Shares | Huntington Technical Opportunities Fund | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.11%)	[2]
Since Class Inception	rr_AverageAnnualReturnSinceInception	(6.84%)	[2]
Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes) | Huntington Technical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[3]
Since Class Inception	rr_AverageAnnualReturnSinceInception	(0.39%)	[3]
Morgan Stanley Capital International (MSCI) All Country World Index (reflects no deduction for fees, expenses or taxes) | Huntington Technical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)	[4]
Since Class Inception	rr_AverageAnnualReturnSinceInception	(4.37%)	[4]

[1]	(with 4.75% sales charge)
[2]	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
[3]	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[4]	The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.